Prepayments and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2024
Prepayments and Other Receivables.
Prepayments and Other Receivables

	March 31,	December 31,
	2024	2023
	€1,000	€1,000
Prepayments	1,290	793
Other Receivables	2,531	745
	3,821	1,538